Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Real Estate Securities Fund, Inc.
Entity Central Index Key	0001041917
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class A
Trading Symbol	CSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.12% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 1.80%, and the S&P 500 Index, which returned 6.20%.

An overweight in telecommunications helped the Fund's relative performance compared with the Linked Index.[1] The sector, which tends to be sensitive to moves in interest rates, rallied amid a decline in bond yields in the period, and an improving leasing outlook for tower companies further aided performance. Stock selection in health care also contributed to performance, led by an overweight in Welltower, which continued to see strong fundamentals in its senior living facilities. A non-investment in life sciences specialist Alexandria Real Estate Equities was beneficial as its shares declined sharply; leasing for its major markets remained weak. Stock selection and an underweight in office REITs helped performance as well. Office landlords declined following significant gains in 2024.

Stock selection in the shopping centers sector detracted from relative performance, due mostly to an overweight in Acadia Realty Trust. The company's shares declined despite indications that its higher-end consumer base remains solid. Stock selection and an overweight in timberland REITs also hindered performance. The sector struggled amid tariff uncertainty. Stock selection among specialty REITs further detracted, due in part to an overweight in Iron Mountain. The information and data storage company had a modest decline amid concerns that the U.S. government, under the new administration, may digitize some of its record keeping. Also in the sector, a non-investment in EPR Properties weighed on performance; the entertainment-oriented company rallied in the period.

Top contributors	Top detractors
Telecommunications	Shopping Center
Health Care	Timberland
Office	Specialty

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	5.19%	7.17%	7.05%
Without sales charge	10.15%	8.16%	7.54%
Linked Index[1]	9.20%	6.66%	6.18%
S&P 500 Index	15.16%	16.64%	13.64%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
Net Assets	$ 8,089,368,941
Holdings Count | shares	45
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$8,089,368,941
Number of portfolio holdings (excluding derivatives)	45
Portfolio turnover rate[3]	14%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.6%
American Tower Corp.	7.6%
Digital Realty Trust, Inc.	7.4%
Crown Castle, Inc.	6.5%
Prologis, Inc.	4.3%
Invitation Homes, Inc.	4.1%
Sun Communities, Inc.	3.9%
Extra Space Storage, Inc.	3.5%
Equinix, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Sector diversification[4,6]	(%)
Telecommunications	17.1%
Health Care	14.3%
Data Centers	10.8%
Industrials	7.8%
Self Storage	6.4%
Apartment	5.2%
Single Family Homes	5.0%
Free Standing	4.6%
Specialty	4.2%
Other (includes short-term investments)	24.6%

Country diversification[4,6]	(%)
United States	97.3%
Spain	1.1%
Canada	0.6%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.6%
American Tower Corp.	7.6%
Digital Realty Trust, Inc.	7.4%
Crown Castle, Inc.	6.5%
Prologis, Inc.	4.3%
Invitation Homes, Inc.	4.1%
Sun Communities, Inc.	3.9%
Extra Space Storage, Inc.	3.5%
Equinix, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class C
Trading Symbol	CSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$88	1.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.81% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 1.80%, and the S&P 500 Index, which returned 6.20%.

An overweight in telecommunications helped the Fund's relative performance compared with the Linked Index.[1] The sector, which tends to be sensitive to moves in interest rates, rallied amid a decline in bond yields in the period, and an improving leasing outlook for tower companies further aided performance. Stock selection in health care also contributed to performance, led by an overweight in Welltower, which continued to see strong fundamentals in its senior living facilities. A non-investment in life sciences specialist Alexandria Real Estate Equities was beneficial as its shares declined sharply; leasing for its major markets remained weak. Stock selection and an underweight in office REITs helped performance as well. Office landlords declined following significant gains in 2024.

Stock selection in the shopping centers sector detracted from relative performance, due mostly to an overweight in Acadia Realty Trust. The company's shares declined despite indications that its higher-end consumer base remains solid. Stock selection and an overweight in timberland REITs also hindered performance. The sector struggled amid tariff uncertainty. Stock selection among specialty REITs further detracted, due in part to an overweight in Iron Mountain. The information and data storage company had a modest decline amid concerns that the U.S. government, under the new administration, may digitize some of its record keeping. Also in the sector, a non-investment in EPR Properties weighed on performance; the entertainment-oriented company rallied in the period.

Top contributors	Top detractors
Telecommunications	Shopping Center
Health Care	Timberland
Office	Specialty

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge	8.43%[2]	7.47%	6.84%
Without sales charge	9.43%	7.47%	6.84%
Linked Index[1]	9.20%	6.66%	6.18%
S&P 500 Index	15.16%	16.64%	13.64%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
Net Assets	$ 8,089,368,941
Holdings Count | shares	45
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$8,089,368,941
Number of portfolio holdings (excluding derivatives)	45
Portfolio turnover rate[3]	14%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.6%
American Tower Corp.	7.6%
Digital Realty Trust, Inc.	7.4%
Crown Castle, Inc.	6.5%
Prologis, Inc.	4.3%
Invitation Homes, Inc.	4.1%
Sun Communities, Inc.	3.9%
Extra Space Storage, Inc.	3.5%
Equinix, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Sector diversification[4,6]	(%)
Telecommunications	17.1%
Health Care	14.3%
Data Centers	10.8%
Industrials	7.8%
Self Storage	6.4%
Apartment	5.2%
Single Family Homes	5.0%
Free Standing	4.6%
Specialty	4.2%
Other (includes short-term investments)	24.6%

Country diversification[4,6]	(%)
United States	97.3%
Spain	1.1%
Canada	0.6%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.6%
American Tower Corp.	7.6%
Digital Realty Trust, Inc.	7.4%
Crown Castle, Inc.	6.5%
Prologis, Inc.	4.3%
Invitation Homes, Inc.	4.1%
Sun Communities, Inc.	3.9%
Extra Space Storage, Inc.	3.5%
Equinix, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Class F
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class F
Trading Symbol	CREFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class F	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.28% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 1.80%, and the S&P 500 Index, which returned 6.20%.

An overweight in telecommunications helped the Fund's relative performance compared with the Linked Index.[1] The sector, which tends to be sensitive to moves in interest rates, rallied amid a decline in bond yields in the period, and an improving leasing outlook for tower companies further aided performance. Stock selection in health care also contributed to performance, led by an overweight in Welltower, which continued to see strong fundamentals in its senior living facilities. A non-investment in life sciences specialist Alexandria Real Estate Equities was beneficial as its shares declined sharply; leasing for its major markets remained weak. Stock selection and an underweight in office REITs helped performance as well. Office landlords declined following significant gains in 2024.

Stock selection in the shopping centers sector detracted from relative performance, due mostly to an overweight in Acadia Realty Trust. The company's shares declined despite indications that its higher-end consumer base remains solid. Stock selection and an overweight in timberland REITs also hindered performance. The sector struggled amid tariff uncertainty. Stock selection among specialty REITs further detracted, due in part to an overweight in Iron Mountain. The information and data storage company had a modest decline amid concerns that the U.S. government, under the new administration, may digitize some of its record keeping. Also in the sector, a non-investment in EPR Properties weighed on performance; the entertainment-oriented company rallied in the period.

Top contributors	Top detractors
Telecommunications	Shopping Center
Health Care	Timberland
Office	Specialty

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	Since inception (4/3/17)
Class F2	10.52%	8.54%	6.96%
Linked Index[1]	9.20%	6.66%	5.16%
S&P 500 Index	15.16%	16.64%	14.38%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
Net Assets	$ 8,089,368,941
Holdings Count | shares	45
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$8,089,368,941
Number of portfolio holdings (excluding derivatives)	45
Portfolio turnover rate[3]	14%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.6%
American Tower Corp.	7.6%
Digital Realty Trust, Inc.	7.4%
Crown Castle, Inc.	6.5%
Prologis, Inc.	4.3%
Invitation Homes, Inc.	4.1%
Sun Communities, Inc.	3.9%
Extra Space Storage, Inc.	3.5%
Equinix, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Sector diversification[4,6]	(%)
Telecommunications	17.1%
Health Care	14.3%
Data Centers	10.8%
Industrials	7.8%
Self Storage	6.4%
Apartment	5.2%
Single Family Homes	5.0%
Free Standing	4.6%
Specialty	4.2%
Other (includes short-term investments)	24.6%

Country diversification[4,6]	(%)
United States	97.3%
Spain	1.1%
Canada	0.6%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.6%
American Tower Corp.	7.6%
Digital Realty Trust, Inc.	7.4%
Crown Castle, Inc.	6.5%
Prologis, Inc.	4.3%
Invitation Homes, Inc.	4.1%
Sun Communities, Inc.	3.9%
Extra Space Storage, Inc.	3.5%
Equinix, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class I
Trading Symbol	CSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.29% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 1.80%, and the S&P 500 Index, which returned 6.20%.

An overweight in telecommunications helped the Fund's relative performance compared with the Linked Index.[1] The sector, which tends to be sensitive to moves in interest rates, rallied amid a decline in bond yields in the period, and an improving leasing outlook for tower companies further aided performance. Stock selection in health care also contributed to performance, led by an overweight in Welltower, which continued to see strong fundamentals in its senior living facilities. A non-investment in life sciences specialist Alexandria Real Estate Equities was beneficial as its shares declined sharply; leasing for its major markets remained weak. Stock selection and an underweight in office REITs helped performance as well. Office landlords declined following significant gains in 2024.

Stock selection in the shopping centers sector detracted from relative performance, due mostly to an overweight in Acadia Realty Trust. The company's shares declined despite indications that its higher-end consumer base remains solid. Stock selection and an overweight in timberland REITs also hindered performance. The sector struggled amid tariff uncertainty. Stock selection among specialty REITs further detracted, due in part to an overweight in Iron Mountain. The information and data storage company had a modest decline amid concerns that the U.S. government, under the new administration, may digitize some of its record keeping. Also in the sector, a non-investment in EPR Properties weighed on performance; the entertainment-oriented company rallied in the period.

Top contributors	Top detractors
Telecommunications	Shopping Center
Health Care	Timberland
Office	Specialty

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	10 Years
Class I2	10.50%	8.45%	7.83%
Linked Index[1]	9.20%	6.66%	6.18%
S&P 500 Index	15.16%	16.64%	13.64%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
Net Assets	$ 8,089,368,941
Holdings Count | shares	45
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$8,089,368,941
Number of portfolio holdings (excluding derivatives)	45
Portfolio turnover rate[3]	14%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.6%
American Tower Corp.	7.6%
Digital Realty Trust, Inc.	7.4%
Crown Castle, Inc.	6.5%
Prologis, Inc.	4.3%
Invitation Homes, Inc.	4.1%
Sun Communities, Inc.	3.9%
Extra Space Storage, Inc.	3.5%
Equinix, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Sector diversification[4,6]	(%)
Telecommunications	17.1%
Health Care	14.3%
Data Centers	10.8%
Industrials	7.8%
Self Storage	6.4%
Apartment	5.2%
Single Family Homes	5.0%
Free Standing	4.6%
Specialty	4.2%
Other (includes short-term investments)	24.6%

Country diversification[4,6]	(%)
United States	97.3%
Spain	1.1%
Canada	0.6%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.6%
American Tower Corp.	7.6%
Digital Realty Trust, Inc.	7.4%
Crown Castle, Inc.	6.5%
Prologis, Inc.	4.3%
Invitation Homes, Inc.	4.1%
Sun Communities, Inc.	3.9%
Extra Space Storage, Inc.	3.5%
Equinix, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class R
Trading Symbol	CIRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.04% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 1.80%, and the S&P 500 Index, which returned 6.20%.

An overweight in telecommunications helped the Fund's relative performance compared with the Linked Index.[1] The sector, which tends to be sensitive to moves in interest rates, rallied amid a decline in bond yields in the period, and an improving leasing outlook for tower companies further aided performance. Stock selection in health care also contributed to performance, led by an overweight in Welltower, which continued to see strong fundamentals in its senior living facilities. A non-investment in life sciences specialist Alexandria Real Estate Equities was beneficial as its shares declined sharply; leasing for its major markets remained weak. Stock selection and an underweight in office REITs helped performance as well. Office landlords declined following significant gains in 2024.

Stock selection in the shopping centers sector detracted from relative performance, due mostly to an overweight in Acadia Realty Trust. The company's shares declined despite indications that its higher-end consumer base remains solid. Stock selection and an overweight in timberland REITs also hindered performance. The sector struggled amid tariff uncertainty. Stock selection among specialty REITs further detracted, due in part to an overweight in Iron Mountain. The information and data storage company had a modest decline amid concerns that the U.S. government, under the new administration, may digitize some of its record keeping. Also in the sector, a non-investment in EPR Properties weighed on performance; the entertainment-oriented company rallied in the period.

Top contributors	Top detractors
Telecommunications	Shopping Center
Health Care	Timberland
Office	Specialty

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	10 Years
Class R2	9.96%	8.00%	7.39%
Linked Index[1]	9.20%	6.66%	6.18%
S&P 500 Index	15.16%	16.64%	13.64%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
Net Assets	$ 8,089,368,941
Holdings Count | shares	45
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$8,089,368,941
Number of portfolio holdings (excluding derivatives)	45
Portfolio turnover rate[3]	14%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.6%
American Tower Corp.	7.6%
Digital Realty Trust, Inc.	7.4%
Crown Castle, Inc.	6.5%
Prologis, Inc.	4.3%
Invitation Homes, Inc.	4.1%
Sun Communities, Inc.	3.9%
Extra Space Storage, Inc.	3.5%
Equinix, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Sector diversification[4,6]	(%)
Telecommunications	17.1%
Health Care	14.3%
Data Centers	10.8%
Industrials	7.8%
Self Storage	6.4%
Apartment	5.2%
Single Family Homes	5.0%
Free Standing	4.6%
Specialty	4.2%
Other (includes short-term investments)	24.6%

Country diversification[4,6]	(%)
United States	97.3%
Spain	1.1%
Canada	0.6%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.6%
American Tower Corp.	7.6%
Digital Realty Trust, Inc.	7.4%
Crown Castle, Inc.	6.5%
Prologis, Inc.	4.3%
Invitation Homes, Inc.	4.1%
Sun Communities, Inc.	3.9%
Extra Space Storage, Inc.	3.5%
Equinix, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class Z
Trading Symbol	CSZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.28% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 1.80%, and the S&P 500 Index, which returned 6.20%.

An overweight in telecommunications helped the Fund's relative performance compared with the Linked Index.[1] The sector, which tends to be sensitive to moves in interest rates, rallied amid a decline in bond yields in the period, and an improving leasing outlook for tower companies further aided performance. Stock selection in health care also contributed to performance, led by an overweight in Welltower, which continued to see strong fundamentals in its senior living facilities. A non-investment in life sciences specialist Alexandria Real Estate Equities was beneficial as its shares declined sharply; leasing for its major markets remained weak. Stock selection and an underweight in office REITs helped performance as well. Office landlords declined following significant gains in 2024.

Stock selection in the shopping centers sector detracted from relative performance, due mostly to an overweight in Acadia Realty Trust. The company's shares declined despite indications that its higher-end consumer base remains solid. Stock selection and an overweight in timberland REITs also hindered performance. The sector struggled amid tariff uncertainty. Stock selection among specialty REITs further detracted, due in part to an overweight in Iron Mountain. The information and data storage company had a modest decline amid concerns that the U.S. government, under the new administration, may digitize some of its record keeping. Also in the sector, a non-investment in EPR Properties weighed on performance; the entertainment-oriented company rallied in the period.

Top contributors	Top detractors
Telecommunications	Shopping Center
Health Care	Timberland
Office	Specialty

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	10 Years
Class Z2	10.52%	8.54%	7.91%
Linked Index[1]	9.20%	6.66%	6.18%
S&P 500 Index	15.16%	16.64%	13.64%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
Net Assets	$ 8,089,368,941
Holdings Count | shares	45
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$8,089,368,941
Number of portfolio holdings (excluding derivatives)	45
Portfolio turnover rate[3]	14%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.6%
American Tower Corp.	7.6%
Digital Realty Trust, Inc.	7.4%
Crown Castle, Inc.	6.5%
Prologis, Inc.	4.3%
Invitation Homes, Inc.	4.1%
Sun Communities, Inc.	3.9%
Extra Space Storage, Inc.	3.5%
Equinix, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Sector diversification[4,6]	(%)
Telecommunications	17.1%
Health Care	14.3%
Data Centers	10.8%
Industrials	7.8%
Self Storage	6.4%
Apartment	5.2%
Single Family Homes	5.0%
Free Standing	4.6%
Specialty	4.2%
Other (includes short-term investments)	24.6%

Country diversification[4,6]	(%)
United States	97.3%
Spain	1.1%
Canada	0.6%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.6%
American Tower Corp.	7.6%
Digital Realty Trust, Inc.	7.4%
Crown Castle, Inc.	6.5%
Prologis, Inc.	4.3%
Invitation Homes, Inc.	4.1%
Sun Communities, Inc.	3.9%
Extra Space Storage, Inc.	3.5%
Equinix, Inc.	3.4%
Simon Property Group, Inc.	3.1%